Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed Surplus [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Equity attributable to owners of parent [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of period (Impact on adoption [member]) at Oct. 31, 2022			$ 112
Balance at beginning of period at Oct. 31, 2022		$ 179	73,698		$ (5,717)	$ 78	$ 12,048	$ (476)	$ 23			$ 24,363	$ (91)			$ 11,253	$ (7)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		21										77
Shares issued as a result of dividend reinvestment plan												1,593
Purchase of shares for cancellation and other												(200)
Issue of shares and other equity instruments														$ 0
Purchase of shares													(6,016)				(372)
Purchase of shares and other equity instruments																0	(372)
Sale of shares and other equity instruments																	368
Sale of shares													6,107
Net premium (discount) on sale of treasury instruments		18
Other		(23)
Net income (loss) attributable to equity instrument holders			7,768
Preferred dividends and distributions on other equity instruments											$ (5,258)				$ (367)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(981)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	$ (80)		(80)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(249)
Other comprehensive income (loss)	283							284
Allowance for credit losses | IFRS 17 [member]			0	$ 0
Allowance for credit losses	(1)							(1)
Other comprehensive income (loss)									(258)
Reclassification of loss/(gain) to retained earnings									249
Other comprehensive income (loss)	(107)					(107)
Other comprehensive income (loss)	(2,533)						(2,533)
Other comprehensive income (loss)	637				637
Share of accumulated other comprehensive income (loss) from investment in Schwab	476			(3,492)
Balance at end of period at Jul. 31, 2023		195	74,643	735	(5,080)	(29)	9,515	(193)	14	$ 112,648		25,833	0	11,253		11,253	(11)
Balance at beginning of period (Impact on adoption [member]) at Apr. 30, 2023			0
Balance at beginning of period at Apr. 30, 2023		161	74,915		(3,617)	(16)	11,304	(191)	(104)			25,852	(99)			11,253	(10)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		6										6
Shares issued as a result of dividend reinvestment plan												175
Purchase of shares for cancellation and other												(200)
Issue of shares and other equity instruments														0
Purchase of shares													(1,965)				(46)
Purchase of shares and other equity instruments																0	(46)
Sale of shares and other equity instruments																	45
Sale of shares													2,064
Net premium (discount) on sale of treasury instruments		26
Other		2
Net income (loss) attributable to equity instrument holders			2,881
Preferred dividends and distributions on other equity instruments											(1,758)				(74)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(981)
Share and other equity instrument issue expenses			0
Remeasurement gain/(loss) on employee benefit plans	(97)		(97)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(243)
Other comprehensive income (loss)	(2)							(2)
Allowance for credit losses | IFRS 17 [member]			0	0
Allowance for credit losses	0							0
Other comprehensive income (loss)									(125)
Reclassification of loss/(gain) to retained earnings									243
Other comprehensive income (loss)	(13)					(13)
Other comprehensive income (loss)	(1,789)						(1,789)
Other comprehensive income (loss)	(1,463)				(1,463)
Share of accumulated other comprehensive income (loss) from investment in Schwab	(224)			(3,492)
Balance at end of period at Jul. 31, 2023		195	74,643	735	(5,080)	(29)	9,515	(193)	14	112,648		25,833	0	11,253		11,253	(11)
Balance at beginning of period (Impact on adoption [member]) at Oct. 31, 2023			0
Balance at beginning of period at Oct. 31, 2023	112,071	155	73,008		(5,472)	(38)	12,677	(413)	(127)			25,434	(64)			10,853	(65)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		19										92
Shares issued as a result of dividend reinvestment plan												398
Purchase of shares for cancellation and other												(702)
Issue of shares and other equity instruments														1,335
Purchase of shares													(7,995)				(398)
Purchase of shares and other equity instruments																1,300	(398)
Sale of shares and other equity instruments																	446
Sale of shares													8,024
Net premium (discount) on sale of treasury instruments		15
Other		(2)
Net income (loss) attributable to equity instrument holders			5,207
Preferred dividends and distributions on other equity instruments											(5,381)				(333)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(3,301)
Share and other equity instrument issue expenses			(7)
Remeasurement gain/(loss) on employee benefit plans	47		47
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			86
Other comprehensive income (loss)	321							312
Allowance for credit losses | IFRS 17 [member]			10	(10)
Allowance for credit losses	(1)							(1)
Other comprehensive income (loss)									224
Reclassification of loss/(gain) to retained earnings									(86)
Other comprehensive income (loss)	22					22
Other comprehensive income (loss)	(343)						(343)
Other comprehensive income (loss)	2,275				2,275
Share of accumulated other comprehensive income (loss) from investment in Schwab	852			(3,025)
Balance at end of period at Jul. 31, 2024	111,576	187	69,316	6,015	(3,197)	(16)	12,334	(92)	11	111,576		25,222	(35)	10,888		10,888	(17)
Balance at beginning of period (Impact on adoption [member]) at Apr. 30, 2024			0
Balance at beginning of period at Apr. 30, 2024		184	71,904		(4,790)	(38)	12,186	(194)	53			25,257	(24)			10,503	(8)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		6										26
Shares issued as a result of dividend reinvestment plan												129
Purchase of shares for cancellation and other												(190)
Issue of shares and other equity instruments														1,335
Purchase of shares													(2,745)				(147)
Purchase of shares and other equity instruments																950	(147)
Sale of shares and other equity instruments																	138
Sale of shares													2,734
Net premium (discount) on sale of treasury instruments		(3)
Other		0
Net income (loss) attributable to equity instrument holders			(181)
Preferred dividends and distributions on other equity instruments											$ (1,779)				$ (69)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments			(871)
Share and other equity instrument issue expenses			(7)
Remeasurement gain/(loss) on employee benefit plans	233		233
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			86
Other comprehensive income (loss)	102							102
Allowance for credit losses | IFRS 17 [member]			0	0
Allowance for credit losses	0							0
Other comprehensive income (loss)									44
Reclassification of loss/(gain) to retained earnings									(86)
Other comprehensive income (loss)	22					22
Other comprehensive income (loss)	148						148
Other comprehensive income (loss)	1,593				1,593
Share of accumulated other comprehensive income (loss) from investment in Schwab	26			(3,025)
Balance at end of period at Jul. 31, 2024	$ 111,576	$ 187	$ 69,316	$ 6,015	$ (3,197)	$ (16)	$ 12,334	$ (92)	$ 11	$ 111,576		$ 25,222	$ (35)	$ 10,888		$ 10,888	$ (17)